Offerings - Offering: 1	May 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.33 per share
Amount Registered | shares	3,575,989
Proposed Maximum Offering Price per Unit	30.99
Maximum Aggregate Offering Price	$ 110,819,899.11
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,966.53
Offering Note	Footnote (a) to "Amount Registered": Consists of shares of common stock, par value $1.33 per share ("Common Stock") of the registrant Atlantic Union Bankshares Corporation reserved for issuance under the Atlantic Union Bankshares Corporation 2025 Stock and Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the registrant's Common Stock that become issuable in respect of the securities identified in the above table by reason of any recapitalization, merger, consolidation, stock dividend or split, combination, exchange of shares or similar transaction. Footnote (b) to each of "Fee Calculation Rule," "Proposed Maximum Offering Price Per Unit," and "Maximum Aggregate Offering Price": Estimated pursuant to Rule 457(c) and (h) under the Securities Act, solely for the purpose of calculating the amount of the registration fee. The price shown is based upon the average of the high and low prices of the registrant's Common Stock, as reported on the New York Stock Exchange on May 15, 2025.